Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222704
Account Value [Line Items]
Account Value	$ 11,202	$ 11,113	$ 11,066	$ 10,807	$ 10,323	$ 10,097	$ 9,525	$ 9,441	$ 9,136	$ 8,988	$ 8,977	$ 8,865	$ 9,201	$ 9,680	$ 9,990	$ 10,120	$ 10,000
C000222705
Account Value [Line Items]
Account Value	564,049	559,028	556,910	543,406	519,098	507,755	478,390	473,643	458,874	450,963	450,223	444,614	460,930	485,404	500,000	506,500	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,451	9,479	9,379	9,391	8,962	8,958	8,776	8,753	8,847	8,670	8,673	8,858	9,040	9,603	9,951	10,011	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	472,563	473,930	468,955	469,562	448,102	447,914	438,788	437,629	442,327	433,491	433,671	442,914	452,013	480,173	497,555	500,558	500,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	11,099	10,983	10,907	10,763	10,270	10,093	9,619	9,544	9,337	9,173	9,126	9,045	9,312	9,770	10,028	10,111	10,000
S&P Target Date 2015 Index
Account Value [Line Items]
Account Value	$ 554,954	$ 549,140	$ 545,336	$ 538,145	$ 513,520	$ 504,673	$ 480,949	$ 477,181	$ 466,861	$ 458,656	$ 456,294	$ 452,257	$ 465,614	$ 488,509	$ 501,400	$ 505,546	$ 500,000